Financial Instruments Risk - Market Risk Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant derivative liabilities	$ 0.4	$ 0.4
Reasonably possible change in risk variable percentage	10.00%
Change in risk variable, impact on net income (loss)	$ 15.7	1.9
Change in risk variable, impact on comprehensive income (loss)	$ 1.9	$ 6.7
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percentage	1.00%
Change in risk variable, impact on net income (loss)	$ 0.4
Change in risk variable, impact on comprehensive income (loss)	$ 0.4